Performance Management - FRANKLIN REAL ESTATE SECURITIES FUND	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2023, Q4	16.51%
Worst Quarter:	2020, Q1	-20.87%

As of June 30, 2026, the Fund’s year-to-date return was 13.18%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - FRANKLIN REAL ESTATE SECURITIES FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.28%
MSCI US IMI Real Estate 25/50 Index | Average Annual Return, Label [Optional Text]	[1]	MSCI US IMI Real Estate 25/50 Index
MSCI US IMI Real Estate 25/50 Index | Average Annual Return, Percent	[1]		3.31%	4.76%	5.75%
CLASS A | Average Annual Return, Label [Optional Text]		Return before taxes
CLASS A | Average Annual Return, Percent			(3.41%)	2.84%	3.70%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent			(5.06%)	1.09%	1.59%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent			(1.21%)	1.94%	2.43%
CLASS C | Average Annual Return, Percent			0.54%	3.23%	3.51%
Class R6 | Average Annual Return, Percent			2.63%	4.49%	4.76%
ADVISOR CLASS | Average Annual Return, Percent			2.47%	4.28%	4.55%
[1]	The inception date of the MSCI US IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for purposes of the table above.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2026, the Fund’s year-to-date return was 13.18%.
Bar Chart, Year to Date Return	13.18%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020